UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 18,419	€ 18,419
Intangible assets	6,606	6,606
Property, plant and equipment	2,410	2,666
Other financial assets	5,979	5,919
Other assets	858	948
Total non-current assets	34,273	34,558
Current assets
Other financial assets	7,528	7,554
Other receivables and assets	21,563	18,896
Cash and cash equivalents	103,576	144,221
Total current assets	132,667	170,671
TOTAL ASSETS	166,939	205,228
Shareholders’ equity
Share capital	634	633
Premiums related to share capital	479,154	478,905
Translation reserves	136	(75)
Retained earnings	(434,147)	(262,637)
Net loss for the period	(52,370)	(176,242)
Total shareholders’ equity	(6,592)	40,584
Non-current liabilities
Retirement benefit obligations	759	756
Provisions	1,038	819
Borrowings	24,373	29,056
Convertible loan notes	23,819	23,370
Derivative instruments	3,795	3,620
Royalty certificates	14,006	13,023
Total non-current liabilities	67,790	70,645
Current liabilities
Borrowings	24,091	22,195
Convertible loan notes	20,273	21,574
Derivative instruments	1,021	1,166
Provisions	765	532
Trade payables and other current liabilities	56,525	43,824
Tax and employee-related payables	3,065	4,709
Total current liabilities	105,741	93,999
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 166,939	€ 205,228